INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INCOME TAX

NOTE 12. INCOME TAXES

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (“IRA 2022”). The IRA 2022, among other tax provisions, imposes a 15% corporate alternative minimum tax based on financial statement income, effective for tax years beginning after December 31, 2022. The IRA 2022 also establishes a 1% excise tax on stock repurchases made by publicly traded U.S. corporations, effective for stock repurchases after December 31, 2022. The IRA 2022 did not impact the Company’s current year tax provision or the Company’s consolidated financial statements.

The Company files a consolidated federal income tax return and various state income tax returns. The amount of income taxes the Company records requires the interpretation of complex rules and regulations of federal and state taxing jurisdictions.

The components of the Company’s consolidated provision for income taxes from operations are as follows:

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Current provision for income taxes:
Federal	$—	$69,858
State	—	16,773
Total Current provision for income taxes	$—	$86,631

Deferred income tax benefit:
Federal	$(840,870)	$(362,089)
State	(207,962)	(65,383)
Total Deferred income tax benefit	$(1,048,832)	$(427,472)

Total provision for income taxes	$(1,048,832)	$(340,841)

A reconciliation of the U.S. federal statutory rate to the Company’s effect income tax rate is as follows:

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Tax statutory rate	21.0%	21.0%

Income tax benefit at the federal statutory rate	$(855,721)	$107,803
Change in entity tax status *	—	(1,088,171)
Change in tax rates	(21,329)	—
Nondeductible expenses	1,161	620,061
Return-to-provision adjustment	16,729	—
State taxes, net of federal benefit	(189,672)	13,250
Other	—	6,216
Income tax benefit	$(1,048,832)	$(340,841)

Effective income tax rate	25.7%	(66.4)%
*	See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

GAAP requires deferred income tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Significant components of net deferred tax assets (liabilities) at September 30, 2024 and December 31, 2023 are as follows:

	September 30,	December 31,
	2024	2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$656,774	$466,890
Net operating loss carryforwards	1,009,008	154,976
Total deferred tax assets	$1,665,782	$621,866

Deferred tax liabilities:
Prepaid expenses	$(3,125)	$(6,178)
Other PPE depreciation	(5,325)	(7,188)
Total deferred tax liabilities	$(8,450)	$(13,366)

Net Deferred tax assets (liabilities)	$1,657,332	$608,500

Net	$1,657,332	$608,500

A valuation allowance for deferred tax assets, including net operating losses, is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. To assess that likelihood, we use estimates and judgment regarding our future taxable income, and we consider the tax consequences in the jurisdiction where such taxable income is generated, to determine whether a valuation allowance is required. Such evidence can include our current financial position, our results of operations, both actual and forecasted, the reversal of deferred tax liabilities, and tax planning strategies as well as the current and forecasted business economics of our industry. The Company did not record a valuation allowance for the nine months ended September 30, 2024, or the year ended December 31, 2023.

NOTE 12. INCOME TAXES

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (“IRA 2022”). The IRA 2022, among other tax provisions, imposes a 15% corporate alternative minimum tax based on financial statement income, effective for tax years beginning after December 31, 2022. The IRA 2022 also establishes a 1% excise tax on stock repurchases made by publicly traded U.S. corporations, effective for stock repurchases after December 31, 2022. The IRA 2022 did not impact the Company’s current year tax provision or the Company’s consolidated financial statements.

The Company files a consolidated federal income tax return and various state income tax returns. The amount of income taxes the Company records requires the interpretation of complex rules and regulations of federal and state taxing jurisdictions.

The components of the Company’s consolidated provision for income taxes from operations are as follows:

Year Ended
December 31, 2023
Current provision for income taxes:
Federal	$—
State	—
Total Current provision for income taxes	$—
Deferred income tax benefit:
Federal	$(515,428)
State	(93,072)
Total Deferred income tax benefit	$(608,500)
Total provision for income taxes	$(608,500)

A reconciliation of the U.S. federal statutory rate to the Company’s effect income tax rate is as follows:

Year Ended
December 31, 2023
Tax statutory rate	21%
Income tax benefit at the federal statutory rate	$(125,655)
Change in entity tax status*	(1,088,171)
Nondeductible expenses	628,016
State taxes, net of federal benefit	—
Other	(22,690)
Income tax benefit	$(608,500)
Effective income tax rate	101.7%

*See Note 1 for further information.

GAAP requires deferred income tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Significant components of net deferred tax assets (liabilities) at December 31, 2023 are as follows:

Year Ended
December 31, 2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$466,890
Net operating loss carryforwards	154,976
Total deferred tax assets	$621,866
Deferred tax liabilities:
Prepaid expenses	$(6,178)
Other PPE depreciation	(7,188)
Total deferred tax liabilities	$(13,366)
Net Deferred tax assets (liabilities)	$608,500
Net	$608,500

A valuation allowance for deferred tax assets, including net operating losses, is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. To assess that likelihood, we use estimates and judgment regarding our future taxable income, and we consider the tax consequences in the jurisdiction where such taxable income is generated, to determine whether a valuation allowance is required. Such evidence can include our current financial position, our results of operations, both actual and forecasted, the reversal of deferred tax liabilities, and tax planning strategies as well as the current and forecasted business economics of our industry. The Company did not record a valuation allowance for the year ended December 31, 2023.

Prior to the Reorganization Agreement and Plan Share Exchange (See Note 1), Solis Partners was treated as a pass-through entity for federal income tax purposes. As a result, the net taxable income of the Company and any related tax credits, for federal income tax purposes, were deemed to pass to the Investor Group and are included in their tax returns even though such net taxable income or tax credits may not have actually been distributed. Accordingly, no tax provision had been made in the consolidated financial statements for the year ended December 31, 2022, since the federal income tax is an obligation of the Investor Group.

Roth CH Acquisition V Co.
INCOME TAX

NOTE 8. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2023 and 2022.

The Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organizational expenses	756,241	147,861
Total deferred tax assets	756,241	147,861
Valuation allowance	(756,241)	(147,861)
Deferred tax assets, net of valuation allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Federal
Current	$810,659	$421,211
Deferred	(456,612)	(75,979)

State and Local
Current	—	—
Deferred	(151,769)	(36,886)

Change in valuation allowance	603,381	112,865

Income tax provision	$810,659	$421,211

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $603,381 and $112,865.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.98%	6.98%
Valuation allowance	84.15%	8.85%
Income tax provision	112.13%	36.84%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination.